CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - 6 months ended Jun. 30, 2021 ¥ in Thousands, $ in Thousands	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2020		¥ 114		¥ 1,075,064		¥ (1,081,914)		¥ (21,192)		¥ 49		¥ (27,879)
Balance at beginning of period (in shares) at Dec. 31, 2020 | shares	359,308,050	359,308,050
Consolidated net (loss) profit						(32,765)				248	$ (5,036)	(32,517)
Share issuance		¥ 25										25
Share issuance (in shares) | shares	77,665,768	77,665,768
Debt-to-equity		¥ 3										3
Debt-to-equity (in shares) | shares	8,646,651	8,646,651
Capitalized initial public offering expenses
Foreign exchange Difference				(297)								(297)
Share based compensation
Debt-to-equity
Restricted shares units vested
Others						1,767						1,767
Balance as of June 30, 2021 in US$ at Jun. 30, 2021	$ 22	¥ 142	$ 166,460	¥ 1,074,767	$ (172,368)	¥ (1,112,912)	$ (3,282)	¥ (21,192)	$ 46	¥ 298	$ (9,122)	¥ (58,897)
Balance at ending of period (in shares) at Jun. 30, 2021 | shares	445,620,469	445,620,469